Contingencies, commitments and restrictions on the distribution of profits - AAP Concession Agreement and Armenian Concession Agreement (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Sep. 08, 2021 USD ($)	Dec. 31, 2020 USD ($)
Contingencies, commitments and restrictions on the distribution of profits
Borrowing	$ 1,465,437	$ 1,439,603	$ 30,500	$ 1,344,817
Capital Expenditure	$ 164,874	$ 91,741
Armenia | AIA
Contingencies, commitments and restrictions on the distribution of profits
Concession agreement, extension period	5 years
Number of phases of construction of new terminal | item	3
Number of completed phases | item	2
Period during which master plan to be submitted to government	5 years
Extended period covered in the updated master plan	30 years
Capital Expenditure	$ 42,000